Notes Payable - Additional Information (Detail) - USD ($) $ in Thousands			9 Months Ended		12 Months Ended
	Jun. 30, 2021	May 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Gain (Loss) on extinguishment of debt			$ (24)	$ 743	$ 743	$ 0
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 738
Debt instrument, interest rate, stated percentage		1.00%
Debt instrument, frequency of periodic payments		monthly
Gain (Loss) on extinguishment of debt					$ 743
Notes Payable to Banks [Member] | Forgiveness of Debt Instrument Principal Portion [Member]
Debt Instrument [Line Items]
Debt instrument, decrease, forgiveness	$ 738
Notes Payable to Banks [Member] | Forgiveness of Debt Instrument Interest Portion [Member]
Debt Instrument [Line Items]
Debt instrument, decrease, forgiveness	$ 5